Business Combination - Fair Value of Asset and Liabilities Assumed (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Jun. 08, 2016 CNY (¥)	May 28, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Apr. 01, 2015 CNY (¥)
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 86,882
Accounts receivable, net					38,351
Prepayments and other current assets					1,891
Property and equipment, net					3,477
Goodwill					348,910
Other non-current assets					5,530
Accounts payable					(42,033)
Accrued expenses and other current liabilities					(14,994)
Other non-current liabilities					(10,028)
Deferred tax liabilities					(31,012)
Total fair value of purchase price consideration					440,306
Fair value of noncontrolling interests					62,224
Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets					19,515
Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets					13,772
User base
Business Acquisition [Line Items]
Intangible assets					8,424
Customer relationship
Business Acquisition [Line Items]
Intangible assets					6,266
Platform
Business Acquisition [Line Items]
Intangible assets					67,579
Baomi Technology [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 30,849	$ 4,741
Other current assets	12,807	1,968
Intangible assets	7,728	1,188
Deferred tax assets	1,155	178
Property and equipment, net	80	12
Goodwill	12,928	1,987
Other current liabilities	(9,427)	(1,448)
Deferred tax liabilities	(1,155)	(178)
Total fair value of purchase price consideration	54,965	8,448
Fair value of noncontrolling interests	¥ 13,167	$ 2,024
News Republic
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 21,857
Restricted cash			402
Accounts receivable, net			5,171
Prepayments and other current assets			2,877
Deferred tax assets			33,300
Property and equipment, net			334
Goodwill			277,492
Short-term loans			(5,555)
Accounts payable			(13,493)
Accrued expenses and other current liabilities			(5,701)
Long-term loans			(3,960)
Deferred tax liabilities			(25,875)
Total fair value of purchase price consideration			364,481
News Republic | Supplier Relationship
Business Acquisition [Line Items]
Intangible assets			42,763
News Republic | Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets			23,027
News Republic | Noncompete Agreements
Business Acquisition [Line Items]
Intangible assets			6,579
News Republic | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets			¥ 5,263
MobPartner
Business Acquisition [Line Items]
Cash and cash equivalents						¥ 60,150
Accounts receivable, net						37,308
Prepayments and other current assets						1,091
Property and equipment, net						1,207
Goodwill						215,208
Other non-current assets						465
Accounts payable						(41,774)
Accrued expenses and other current liabilities						(7,633)
Other non-current liabilities						(10,028)
Deferred tax liabilities						(29,117)
Total fair value of purchase price consideration						314,237
MobPartner | Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets						13,515
MobPartner | Customer relationship
Business Acquisition [Line Items]
Intangible assets						6,266
MobPartner | Platform
Business Acquisition [Line Items]
Intangible assets						¥ 67,579
Moxiu Technology
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 26,732
Accounts receivable, net				1,043
Prepayments and other current assets				767
Property and equipment, net				2,270
Goodwill				111,720
Other non-current assets				5,065
Accounts payable				(259)
Accrued expenses and other current liabilities				(7,361)
Deferred tax liabilities				(1,895)
Total fair value of purchase price consideration				88,488
Fair value of noncontrolling interests				62,224
Moxiu Technology | Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets				6,000
Moxiu Technology | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets				6,200
Moxiu Technology | User base
Business Acquisition [Line Items]
Intangible assets				¥ 430
Other acquisitions
Business Acquisition [Line Items]
Prepayments and other current assets					33
Goodwill					21,982
Total fair value of purchase price consideration					37,581
Other acquisitions | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets					7,572
Other acquisitions | User base
Business Acquisition [Line Items]
Intangible assets					¥ 7,994